Financial Instruments	12 Months Ended
Dec. 31, 2021
Financial instruments [Abstract]
Disclosure of financial instruments [text block]
Note 7
Financial Instruments

Financial instruments categories

The carrying amounts of each financial instrument category as of each year-end are detailed as follows:

	As of December 31, 2021		As of December 31, 2020
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Derivative financial instruments	9,838,420	-	222,443	-
Market securities and investments in other companies	14,013,076	-	7,329,096	-
Derivative hedge assets	-	31,252,095	4,661,049	11,953,435
Total other financial assets	23,851,496	31,252,095	12,212,588	11,953,435
Accounts receivable - trade and other receivable (net)	372,995,729	3,801,244	275,387,923	1,860,635
Accounts receivable from related parties	5,307,264	104,197	5,313,079	132,555
Total accounts receivables	378,302,993	3,905,441	280,701,002	1,993,190
Sub-Total financial assets	402,154,489	35,157,536	292,913,590	13,946,625
Cash and cash equivalents	265,568,125	-	396,389,016	-
Total financial assets	667,722,614	35,157,536	689,302,606	13,946,625
Bank borrowings	76,169,204	114,492,596	37,754,705	88,151,400
Bonds payable	8,087,630	339,740,414	7,691,023	324,725,456
Deposits for return of bottles and containers	11,980,948	-	14,116,167	-
Total financial liabilities measured at amortized cost	96,237,782	454,233,010	59,561,895	412,876,856
Derivatives not designated as hedges	411,954	-	4,243,939	-
Derivatives designated as hedges	4,776,623	4,036,833	5,323,640	-
Total financial derivative liabilities	5,188,577	4,036,833	9,567,579	-
Total other financial liabilities (*)	101,426,359	458,269,843	69,129,474	412,876,856
Lease Liabilities	6,152,361	29,009,023	4,934,639	27,200,272
Total lease liabilities (**)	6,152,361	29,009,023	4,934,639	27,200,272
Account payable- trade and other payable	515,569,184	29,457	324,521,077	19,875
Accounts payable to related parties	26,208,319	-	18,432,354	-
Total commercial obligations and other accounts payable	541,777,503	29,457	342,953,431	19,875
Total financial liabilities	649,356,223	487,308,323	417,017,544	440,097,003

(*) See
Note 21 - Other financial liabilities
.
(**) See
Note 22 - Lease liabilities
.
Fair value of Financial instrument
s

The following tables show fair values, based on financial instrument categories, compared to the carrying amount included in the Consolidated Statements of Financial Position:

a)	Financial assets and liabilities are detailed as follows:

	As of December 31, 2021		As of December 31, 2020
	Book Value	Fair Value	Book Value	Fair Value
	ThCh$	ThCh$	ThCh$	ThCh$
Derivative financial instruments	9,838,420	9,838,420	222,443	222,443
Market securities and investments in other companies	14,013,076	14,013,076	7,329,096	7,329,096
Derivative hedge assets	31,252,095	31,252,095	16,614,484	16,614,484
Total other financial assets	55,103,591	55,103,591	24,166,023	24,166,023
Accounts receivable - trade and other receivable (net)	376,796,973	376,796,973	277,248,558	277,248,558
Accounts receivable from related parties	5,411,461	5,411,461	5,445,634	5,445,634
Total accounts receivables	382,208,434	382,208,434	282,694,192	282,694,192
Sub-Total financial assets	437,312,025	437,312,025	306,860,215	306,860,215
Cash and cash equivalents	265,568,125	265,568,125	396,389,016	396,389,016
Total financial assets	702,880,150	702,880,150	703,249,231	703,249,231
Bank borrowings	190,661,800	193,844,871	125,906,105	131,188,200
Bonds payable	347,828,044	328,366,713	332,416,479	373,570,478
Deposits for return of bottles and containers	11,980,948	11,980,948	14,116,167	14,116,167
Total financial liabilities measured at amortized cost	550,470,792	534,192,532	472,438,751	518,874,845
Derivatives not designated as hedges	411,954	411,954	4,243,939	4,243,939
Derivatives designated as hedges	8,813,456	8,813,456	5,323,640	5,323,640
Total financial derivative liabilities	9,225,410	9,225,410	9,567,579	9,567,579
Total other financial liabilities (*)	559,696,202	543,417,942	482,006,330	528,442,424
Lease Liabilities	35,161,384	35,161,384	32,134,911	32,134,911
Total lease liabilities (**)	35,161,384	35,161,384	32,134,911	32,134,911
Account payable- trade and other payable	515,598,641	515,598,641	324,540,952	324,540,952
Accounts payable to related parties	26,208,319	26,208,319	18,432,354	18,432,354
Total commercial obligations and other accounts payable	541,806,960	541,806,960	342,973,306	342,973,306
Total financial liabilities	1,136,664,546	1,120,386,286	857,114,547	903,550,641

(*) See
Note 21 - Other financial liabilities
.
(**) See
Note 22 - Lease liabilities
.

The carrying amount of cash and cash equivalents, other financial assets, financial derivative liabilities, and lease liabilities approximate their fair value due to their short-term nature or by its valuation methodology while loans receivable and accounts receivable are due to the fact that any collection loss is already reflected in the impairment loss provision.

The fair value of non-derivative financial assets and liabilities that are not quoted in active markets are estimated through the use of discounted cash flows calculated on market variables observed as of the date of the financial statements. The fair value of derivative instruments is estimated through the discount of future cash flows, determined according to information observed in the market or to variables and prices obtained from third parties.

The fair value of bank borrowings and Bonds payable has hierarchy level 2 of fair value.
b)	Financial instruments by category:

As of December 31, 2021	Fair value with changes in income	Financial assets measured at amortized cost	Hedge derivatives	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets
Derivative financial instruments	9,838,420	-	-	9,838,420
Marketable securities and investments in other companies	14,013,076	-	-	14,013,076
Derivative hedge assets	-	-	31,252,095	31,252,095
Total other financial assets	23,851,496	-	31,252,095	55,103,591
Cash and cash equivalents	-	265,568,125	-	265,568,125
Trade and other receivable (net)	-	376,796,973	-	376,796,973
Accounts receivable from related parties	-	5,411,461	-	5,411,461
Total financial assets	23,851,496	647,776,559	31,252,095	702,880,150

As of December 31, 2021	Fair value with changes in income	Hedge derivatives	Financial liabilities measured at amortized cost	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial liabilities
Bank borrowings	-	-	190,661,800	190,661,800
Bonds payable	-	-	347,828,044	347,828,044
Deposits for return of bottles and containers	-	-	11,980,948	11,980,948
Derivatives not designated as hedges	411,954	-	-	411,954
Derivatives designated as hedges	-	8,813,456	-	8,813,456
Total other financial liabilities	411,954	8,813,456	550,470,792	559,696,202
Leases liabilities	-	-	35,161,384	35,161,384
Account payable- trade and other payable	-	-	515,598,641	515,598,641
Accounts payable to related parties	-	-	26,208,319	26,208,319
Total financial liabilities	411,954	8,813,456	1,127,439,136	1,136,664,546

As of December 31, 2020	Fair value with changes in income	Financial assets measured at amortized cost	Hedge derivatives	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets
Derivative financial instruments	222,443	-	-	222,443
Marketable securities and investments in other companies	7,329,096	-	-	7,329,096
Derivative hedge assets	-	-	16,614,484	16,614,484
Total other financial assets	7,551,539	-	16,614,484	24,166,023
Cash and cash equivalents	-	396,389,016	-	396,389,016
Trade and other receivable (net)	-	277,248,558	-	277,248,558
Accounts receivable from related parties	-	5,445,634	-	5,445,634
Total financial assets	7,551,539	679,083,208	16,614,484	703,249,231

As of December 31, 2020	Fair value with changes in income	Hedge derivatives	Financial liabilities measured at amortized cost	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial liabilities
Bank borrowings	-	-	125,906,105	125,906,105
Bonds payable	-	-	332,416,479	332,416,479
Deposits for return of bottles and containers	-	-	14,116,167	14,116,167
Derivatives not designated as hedges	4,243,939	-	-	4,243,939
Derivatives designated as hedges	-	5,323,640	-	5,323,640
Total other financial liabilities	4,243,939	5,323,640	472,438,751	482,006,330
Leases liabilities	-	-	32,134,911	32,134,911
Account payable- trade and other payable	-	-	324,540,952	324,540,952
Accounts payable to related parties	-	-	18,432,354	18,432,354
Total financial liabilities	4,243,939	5,323,640	847,546,968	857,114,547
Derivative Instruments

The detail of maturities, number of derivative agreements, contracted nominal amounts, fair values and the classification of such derivative instruments by type of agreement at the closing of each year are detailed as follows:

	As of December 31, 2021				As of December 31, 2020
	Number of agreements	Nominal amounts thousand	Asset	Liability	Number of agreements	Nominal amounts thousand	Asset	Liability
			ThCh$	ThCh$			ThCh$	ThCh$
Cross currency swaps UF/CLP	3	8,000	31,252,095	4,330,917	4	10,000	16,614,484	4,815,182
Less than a year		-	-	4,330,917		-	4,661,049	4,815,182
Between 1 and 5 years		8,000	31,252,095	-		10,000	11,953,435	-
Cross currency interest rate swaps USD/EURO	-	-	-	-	1	11,600	-	508,458
Less than a year		-	-	-		11,600	-	508,458
Cross currency interest rate swaps UF/EURO	1	296	-	1,153,698	-	-	-	-
Less than a year		-	-	65,288		-	-	-
Between 1 and 5 years		296	-	1,088,410		-	-	-
Cross currency interest rate swaps UF/USD	1	479	-	3,328,841	-	-	-	-
Less than a year		-	-	380,418		-	-	-
Between 1 and 5 years		479	-	2,948,423		-	-	-
Subtotal hedging derivatives	5		31,252,095	8,813,456	5		16,614,484	5,323,640
Forwards USD	19	132,333	8,231,588	268,328	21	101,418	63,143	4,118,216
Less than a year		132,333	8,231,588	268,328		101,418	63,143	4,118,216
Forwards Euro	3	36,187	1,413,219	53,421	5	23,884	9,819	125,723
Less than a year		36,187	1,413,219	53,421		23,884	9,819	125,723
Forwards CAD	1	1,780	-	67,330	1	2,500	100,958	-
Less than a year		1,780	-	67,330		2,500	100,958	-
Forwards GBP	2	740	-	19,685	1	800	48,523	-
Less than a year		740	-	19,685		800	48,523	-
Forwards CHF	2	-	193,613	3,190	-	-	-	-
Less than a year		-	193,613	3,190		-	-	-
Subtotal derivatives with effects on income	27		9,838,420	411,954	28		222,443	4,243,939
Total instruments	32		41,090,515	9,225,410	33		16,836,927	9,567,579

These derivative agreements have been entered into as a hedge of exchange rate risk exposure. In the case of forwards, the Company does not comply with the formal requirements for hedging designation; consequently their effects are recorded in Income, in Other gains (losses).

In the case of Cross Currency Interest Rate Swaps and the Cross Interest Rate Swaps, these qualify as cash flow hedges of the cash flows related to loans from Banco de Chile and Scotiabank Chile. See additional disclosures in
Note 21 – Other financial liabilities
.
As of December 31, 2021
Entity	Nature of risks covered	Rights		Obligations		Fair value of net asset (liabilities)	Maturity
		Currency	Amount	Currency	Amount	Amount
			ThCh$		ThCh$	ThCh$
Banco Santander - Chile	Flow interest rate on bank bonds	UF	97,057,334	CLP	86,696,081	10,361,253	08-10-2023
Scotiabank Chile	Flow interest rate on bank bonds	UF	62,695,477	CLP	55,848,021	6,847,456	06-01-2023
Banco Santander - Chile	Flow interest rate on bank bonds	UF	93,491,832	CLP	83,779,363	9,712,469	06-01-2023
Scotiabank Chile	Flow interest rate and exchange rate on bank loans	UF	14,695,305	USD	18,024,146	(3,328,841)	06-01-2025
Scotiabank Chile	Flow interest rate and exchange rate on bank loans	UF	9,095,477	EUR	10,249,175	(1,153,698)	06-02-2025

As of December 31, 2020
Entity	Nature of risks covered	Rights		Obligations		Fair value of net asset (liabilities)	Maturity
		Currency	Amount	Currency	Amount	Amount
			ThCh$		ThCh$	ThCh$
Scotiabank Chile	Flow interest rate and exchange rate on bank loans	USD	8,288,973	EUR	8,797,431	(508,458)	06-18-2021
Banco de Chile	Flow interest rate on bank bonds	UF	53,163,284	CLP	48,502,235	4,661,049	09-15-2021
Banco Santander - Chile	Flow interest rate on bank bonds	UF	99,523,402	CLP	96,705,562	2,817,840	08-10-2023
Scotiabank Chile	Flow interest rate on bank bonds	UF	63,400,143	CLP	61,365,413	2,034,730	06-01-2023
Banco Santander - Chile	Flow interest rate on bank bonds	UF	94,206,548	CLP	91,920,865	2,285,683	06-01-2023

The Consolidated Statement of Other Comprehensive Income includes under the caption cash flow hedge, for the years ended December 31, 2021, a credit before income taxes of ThCh$ 2,168,254 (ThCh$ 4,068,855 and ThCh$ 345,986, in 2020 and 2019, respectively), related to the fair value of Cross Currency Interest Swap and Cross Interest Rate Swap derivatives instruments.

Fair value hierarchies

The financial instruments recorded at fair value in the Statement of Financial Position are classified as follows, depending on the method used to obtain their fair value
s
:

Level 1	Fair values obtained through direct reference to quoted market prices, without any adjustment.

Level 2
Fair values obtained through the use of valuation models accepted in the market and based on prices other than those of Level 1, which may be directly or indirectly observed as of the measurement date (adjusted prices).

Level 3	Fair values obtained through internally developed models or methodologies that use information which may not be observed or which is illiquid.
The fair value of financial instruments recorded at fair value in the Consolidated Financial Statements, is detailed as follows:

As of December 31, 2021	Recorded fair value	Fair value hierarchy
		level 1	level 2	level 3
	ThCh$	ThCh$	ThCh$	ThCh$
Derivative financial instruments	9,838,420	-	9,838,420	-
Market securities and investments in other companies	14,013,076	14,013,076	-	-
Derivative hedge assets	31,252,095	-	31,252,095	-
Total other financial assets	55,103,591	14,013,076	41,090,515	-
Derivative financial instruments	411,954	-	411,954	-
Derivative hedge liabilities	8,813,456	-	8,813,456	-
Total financial derivative liabilities	9,225,410	-	9,225,410	-

As of December 31, 2020	Recorded fair value	Fair value hierarchy
		level 1	level 2	level 3
	ThCh$	ThCh$	ThCh$	ThCh$
Derivative financial instruments	222,443	-	222,443	-
Market securities and investments in other companies	7,329,096	7,329,096	-	-
Derivative hedge assets	16,614,484	-	16,614,484	-
Total other financial assets	24,166,023	7,329,096	16,836,927	-
Derivative financial instruments	4,243,939	-	4,243,939	-
Derivative hedge liabilities	5,323,640	-	5,323,640	-
Total financial derivative liabilities	9,567,579	-	9,567,579	-

During the year ended as of
December 31, 2021
, the Company has not made any significant instrument transfers between levels 1 and 2.

Credit quality of financial assets

The Company uses two credit assessment systems for its clients: a) Clients with loan insurance are assessed according to the external risk criteria (trade reports, non-compliance and protested documents that are available in the local market), payment capability and equity situation required by the insurance company to grant a loan coverage; b) All other the clients are assessed through an ABC risk model, which considers internal risk (non-compliance and protested documents), external risk (trade reports, non-compliance and protested documents that  are available in the local market) and payment capacity and equity situation. The uncollectible rate during the last two years has not been significant.